Investing activities with partial cash payments	12 Months Ended
Dec. 31, 2024
Investing Activities With Partial Cash Payments
Investing activities with partial cash payments

28.	Investing activities with partial cash payments

	Year ended December 31, 2024	Year ended December 31, 2023
Purchase of property, plant and equipment	$44,224	$154,594
Add: Opening balance of payable on equipment	12,140	278,011
Less: Ending balance of payable on equipment	(11,657)	(12,140)
Less: Opening balance of prepaid on property, plant and equipment	(411,178)	(626,179)
Add: Ending balance of prepaid on property, plant and equipment	390,363	411,178
Effect of foreign exchange rate changes	1,333	-
Effects from disposal of investments	-	(111,954)
Cash paid during the year	$25,225	$93,510